Financial Instruments and Risk Management - Summary of Derivative Financial Asset and Liabilities Offsetting Arrangements (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Amount presented in the Group balance sheet, assets	£ 425	£ 797
Related amounts not offset in the Group balance sheet	(184)	(237)
Amount presented in the Group balance sheet, liabilities	(314)	(319)
Related amounts not offset in the Group balance sheet	184	237
Amount presented in the Group balance sheet	111	478
Net amount	111	478
Financial Derivative Assets
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	241	560
Financial Derivative Liabilities
Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Net amount	£ (130)	£ (82)